MARKETABLE SECURITIES - Schedule of Marketable Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 19, 2014	May 19, 2014
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	$ 73,126	$ 203,165	$ (94,719)
Fair Value at Conversion	(35,320)
Warrant #1 [Member]
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	0	95,866	(94,719)
Fair Value at Conversion	(1,147)
Warrant #2 [Member]
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	8,179	2,666	0
Fair Value at Conversion	5,513
Warrant #3 [Member]
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	8,920	53,867	0
Fair Value at Conversion	(44,947)
Warrant #4 [Member]
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	10,318	30,600	0
Fair Value at Conversion	(20,282)
Warrant # 5 [Member]
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	20,053	7,133	0
Fair Value at Conversion	12,920
Warrant # 6 [Member]
MARKETABLE SECURITIES (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	25,656	13,033	0
Fair Value at Conversion	$ 12,623